INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS [Abstract]
INVESTMENTS
10.          INVESTMENTS

The Company’s short-term investments comprise time deposits placed with financial institutions with maturity of more than three months and investment in convertible loans, classified as available-for-sale investment. The carrying amount of the Company’s short-term deposits was $690 and $30,324 as of December 31, 2018 and 2019, respectively and available-for-sale investment was nil and $72,000 as of December 31, 2018 and 2019 respectively. Subsequent to December 31, 2019, the Company obtained approval from the local authority and converted the available-for-sale investment into the ordinary shares of the investee, and obtained control over the investee. The investee engages in the financial service business.

The Company’s long-term investments comprise of the following:

Time deposits

The Company has time deposits placed with financial institutions with maturity of more than twelve months. The carrying amount of the Company’s long-time deposits was nil and $216 as of December 31, 2018 and 2019 respectively.

Available-for-sale investments

The carrying amount of Company’s long-term available-for-sale investments was $70,374 and $56,418 as of December 31, 2018 and 2019, respectively. An impairment loss of $1,147, $144 and $1,087 had been recognized during the years ended December 31, 2017, 2018 and 2019, respectively. The net unrealized fair value gain of nil, $18,269 and net unrealized fair value loss of $12,869 related to the available-for-sale investments had been recognized in the consolidated statements of comprehensive loss as “other comprehensive income” during the years ended December 31, 2017, 2018 and 2019, respectively.

Equity securities

The carrying amount of the Company’s equity security investments was $14,339 and $21,665 as of December 31, 2018 and 2019, respectively. An impairment loss of nil, $710 and nil had been recognized during the years ended December 31, 2017 2018 and 2019, respectively.

Investment in equity investees

Set out below are movement of equity investments during the years ended December 31, 2017, 2018 and 2019.
-- $

Balance at January 1, 2017	25,833
Additions	4,101
Share of results	(1,912)
Share of other comprehensive income	303
Less: disposals and transfers	(17,198)
Less: transfer upon acquisition of controlling interest in an associated company	(2,387)
Balance at December 31, 2017	8,740

Additions	24,872
Share of results	(3,066)
Share of other comprehensive loss	(1,097)
Distribution from investment	(578)
Impairment	(2,562)
Balance at December 31, 2018	26,309

Additions	13,787
Share of results	(3,239)
Share of other comprehensive loss	(315)
Distribution from investment	(453)
Disposal	(523)
Impairment	(68)
Balance at December 31, 2019	35,498

In August 2017, the Company disposed its entire 45.18% equity interests in one of the equity investees in exchange for the Company’s 1,173,520 voting ordinary shares and 1,604,260 non-voting ordinary shares before the share conversion exercise as further disclosed in Note 15 to the consolidated financial statements. All the repurchased shares were cancelled subsequently. The difference between the fair value of the repurchased shares and the carrying amount of the equity method investment, which amounted to $23,857 was recognized as an investment gain in the consolidated statements of operations.